INTERNATIONAL EQUITY FUND



               SUPPLEMENT DATED MAY 10, 1999
                         to
           STATEMENT OF ADDITIONAL INFORMATION
                 DATED JANUARY 31, 1999


     Effective immediately, Jack R. Thompson has succeeded Gerard M. Lavin as the senior officer responsible for day-to-day management of Berger
Associates, Inc., investment advisor and/or administrator to the Berger Funds. Effective November 1999, Mr.
Thompson will assume the title President and Chief
Executive Officer of Berger Associates, Inc.

     The biographical information appearing under the heading "3. Management of the Fund" for each of the individuals referenced above is amended accordingly.








            BERGER/BIAM INTERNATIONAL CORE FUND


               SUPPLEMENT DATED MAY 10, 1999
                         to
           STATEMENT OF ADDITIONAL INFORMATION
                 DATED JANUARY 31, 1999


     Effective immediately, Jack R. Thompson has succeeded Gerard M. Lavin as the senior officer responsible for day-to-day management of Berger
Associates, Inc., investment advisor and/or administrator to the Berger Funds. Effective November 1999, Mr.
Thompson will assume the title President and Chief
Executive Officer of Berger Associates, Inc.

     The biographical information appearing under the heading "3. Management of the Fund" for each of the individuals referenced above is amended accordingly.